Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
13 Earnings per share
in	2021		2020	2019
Basic net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for basic earnings per share	(1,650)		2,669	3,419
Available for common shares	(1,650)		2,669	3,419
Net income/(loss) attributable to shareholders for diluted earnings per share	(1,650)		2,669	3,419
Available for common shares	(1,650)		2,669	3,419
Weighted-average shares outstanding (million)
For basic earnings per share available for common shares	2,460.5		2,457.0	2,524.2
Dilutive share options and warrants	0.0		1.8	2.7
Dilutive share awards	0.0		67.6	59.9
For diluted earnings per share available for common shares [1]	2,460.5	[2]	2,526.4	2,586.8
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible notes	106.6		–	–
Earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share available for common shares	(0.67)		1.09	1.35
Diluted earnings/(loss) per share available for common shares	(0.67)		1.06	1.32
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 10.2 million, 6.2 million and 7.9 million for 2021, 2020 and 2019, respectively.

2
Due to the net loss in 2021, 0.7 million of weighted-average share options and warrants outstanding and 76.5 million of weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.